INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		$ 4,762	$ 7,570
Cash flows
Proceeds from borrowings, net of fees paid	[1]	955	194	$ 2,087
Repayment of debt			(1,111)
Repayment of debt		(1,483)	(1,098)	(1,619)
Interest paid		(431)	(489)
Non-cash movements
Interest and fee accruals		465	467
Lease additions, disposals, impairment and modifications		295	601
Held for sale - Note 11		(3)
Foreign currency translation		(100)	(353)
Reclassification related to bank loans and bonds *		4	(2,064)
Other non-cash movements		(41)	(53)
Liabilities arising from financing activities at end of period		4,423	4,762	7,570
Bank loans and bonds
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		3,785	6,764
Cash flows
Proceeds from borrowings, net of fees paid		955	194
Repayment of debt			(964)
Repayment of debt		(1,333)
Interest paid		(314)	(370)
Non-cash movements
Interest and fee accruals		346	355
Lease additions, disposals, impairment and modifications		0	171
Held for sale - Note 11		(3)
Foreign currency translation		(32)	(276)
Reclassification related to bank loans and bonds *		4	(2,064)
Other non-cash movements		(15)	(25)
Liabilities arising from financing activities at end of period		3,393	3,785	6,764
Lease liabilities
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		977	806
Cash flows
Proceeds from borrowings, net of fees paid		0	0
Repayment of debt			(147)
Repayment of debt		(150)
Interest paid		(117)	(119)
Non-cash movements
Interest and fee accruals		119	112
Lease additions, disposals, impairment and modifications		295	430
Held for sale - Note 11		0
Foreign currency translation		(68)	(77)
Reclassification related to bank loans and bonds *		0	0
Other non-cash movements		(26)	(28)
Liabilities arising from financing activities at end of period		$ 1,030	$ 977	$ 806

[1]	* Fees paid in 2024 for borrowings were US$9 (2023: US$18, 2022: US$11).